COMMON STOCK (Details Narrative)																																																			3 Months Ended							9 Months Ended		12 Months Ended
	Oct. 11, 2023 USD ($) shares	Oct. 02, 2023	Sep. 27, 2023 shares	Sep. 06, 2023 shares	Aug. 07, 2023 shares	Aug. 07, 2023 USD ($) shares	Jul. 27, 2023 USD ($) shares	Jul. 23, 2023 USD ($)	Jul. 23, 2023 shares	Jul. 06, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 21, 2023 USD ($) shares	Jun. 21, 2023 USD ($)	Jun. 15, 2023 USD ($)	Jun. 14, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Mar. 29, 2023 USD ($) shares	Mar. 29, 2023 shares	Feb. 13, 2023 shares	Jan. 20, 2023 shares	Oct. 26, 2022 USD ($) shares	Oct. 11, 2022 USD ($) shares	Sep. 07, 2022 USD ($)	Sep. 06, 2022 USD ($) shares	Aug. 29, 2022 USD ($) shares	Aug. 15, 2022 $ / shares shares	Aug. 03, 2022 shares	Jul. 11, 2022 USD ($) shares	Jun. 27, 2022 USD ($)	Jun. 26, 2022 USD ($) shares	May 18, 2022 USD ($) shares	May 02, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 24, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 ILS (₪) shares	Jan. 09, 2022 USD ($) shares	Nov. 03, 2021 USD ($) shares	Oct. 01, 2021 shares	Aug. 05, 2021 USD ($) shares	Jul. 02, 2021 USD ($) shares	Jun. 20, 2021 USD ($) shares	Jun. 15, 2021 USD ($) shares	May 15, 2021 USD ($) shares	May 13, 2021 $ / shares shares	Oct. 10, 2018 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares		Mar. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underwritten public offering | shares																																																	155,845
Shares Issued, Price Per Share | $ / shares																													$ 21.00																				$ 77.00		$ 3.58							$ 3.58		$ 5.28	$ 28.07
Stock Issued During Period, Shares, New Issues | shares																		166,340											1,600,000																				1,090,909
Stock Issued During Period, Value, New Issues																																																						$ 4,103,330						$ 4,103,330	$ 10,457,862
Share-Based Payment Arrangement, Noncash Expense																																																										$ 18,164	$ 65,270
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																				8,574
Stock Issued During Period, Value, Issued for Services																																																			$ 302,823	$ 670,240	$ 67,614	245,464	$ 283,118	[1]	$ 279,734			917,070	413,952
Employee Benefits and Share-Based Compensation						$ 173,991																																													3,917							18,164
Percentage of stock issued																																																					19.99%
Sale of Stock, Number of Shares Issued in Transaction | shares																													228,572
Research and Development Expense																																																			$ 1,693,205			$ 198,501				1,828,970	$ 521,239	$ 770,826	$ 538,684
April Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																				8,572
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																	2,143					3,572																																228,572						228,572	155,845
Stock Issued During Period, Value, New Issues																																																						$ 23				47,680		$ 23	$ 16
Stock Issued During Period, Shares, Issued for Services | shares																																																			56,640	135,926	6,288	11,217	4,873		5,072			29,747	6,000
Stock Issued During Period, Value, Issued for Services																																																			$ 6	$ 14	$ 1	$ 1	$ 44	[1]	$ 1			$ 3	$ 1
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues																																																										24,137
Share-Based Payment Arrangement, Expense																																																										29,110
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares															32,143
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares																35,715
Consulting Agreement [Member] | Six Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares															10,715	11,905
Consulting Agreement [Member] | Nine Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares															10,714	11,905
Consulting Agreement [Member] | Twelve Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares															10,714	11,905
Consulting Agreement [Member] | Two Years [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares												35,715
Stock Issued During Period, Value, New Issues												$ 170,000
Consulting Agreement [Member] | Thirty Months [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares												32,143
Stock Issued During Period, Value, New Issues												$ 147,150
Share-Based Payment Arrangement, Expense													$ 17,407
Consulting Agreement [Member] | Three Months [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares											16,485
Stock Issued During Period, Value, New Issues														$ 75,000
Share-Based Payment Arrangement, Expense											$ 75,000
Cash fee														$ 5,000
Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																									858
Stock Issued During Period, Value, New Issues																																									$ 19,125
Monthly consultancy fee																																									$ 4,250
Share-Based Payment Arrangement, Expense																																																										53,734
Share-Based Payment Arrangement, Noncash Expense																															$ 16,852
Stock Issued During Period, Shares, Issued for Services | shares					1,286															142,860				1,286							858			1,286
Stock Issued During Period, Value, Issued for Services																				$ 678,000						$ 21,525					$ 17,220			$ 39,420																	17,914
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																25,715
Stock Issued During Period, Value, Restricted Stock Award, Gross												11,250
Cash												$ 11,250	$ 11,250
Consulting Agreements [Member] | E U Agritech Investment Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																			21,009
Employee Benefits and Share-Based Compensation																																																										66,667
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																				100,000
Consulting Agreements [Member] | Six Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																8,572
Consulting Agreements [Member] | Nine Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																8,572
Consulting Agreements [Member] | Twelve Months Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																8,571
Consulting Agreements [Member] | Eighteen Month [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares												25,715
Stock Issued During Period, Value, New Issues												$ 122,400
Share-Based Payment Arrangement, Expense																																																										27,200
April IR Amendment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																	1,715
Stock Issued During Period, Value, New Issues																																	$ 39,480
Monthly consultancy fee																																	$ 3,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																	5,715
Consulting Agreements One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Expense																																																										678,000
Consulting Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues																																																										66,862
Share-Based Payment Arrangement, Expense																																																										$ 9,892
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares									3,500,000
Stock Issued During Period, Value, New Issues								$ 3,500,000
Purchase Agreement Percentage								94.00%
Debt Instrument, Convertible, Threshold Trading Days								5	5
Advance notice								$ 200,000
Advance description									The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of Common Stock at the time of an Advance or acquiring more than 19.99% of the Company’s outstanding shares of Common Stock as of the date of the Purchase Agreement (the “Exchange Cap”)
Purchase agreement description		(on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding Common Stock, permitting us to request Advances from the Investor under the Purchase Agreement that will result in the issuance of more than 20% of our issued and outstanding shares of Common Stock as of the date of the Purchase Agreement without being subject to the Exchange Cap)																																																								There is a
Advances discount percentage																																																										3.00%
Sale of Stock, Number of Shares Issued in Transaction | shares	1,000,000
Sale of Stock, Consideration Received on Transaction	$ 700,000
Purchase Agreement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Long-Term Purchase Commitment, Amount																																																										$ 700,000
Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Long-Term Purchase Commitment, Amount																																																										3,500,000
Stock Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares							223,008
Research and Development Expense							$ 997,024
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																									1,442
Share-Based Payment Arrangement, Noncash Expense																									$ 19,125
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																												$ 100,000
Additional One Time Bonus																												$ 7,500
Additional one time bonus shares | shares																												1,072
Consultant [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consultant fees																																												$ 301,000				$ 40,000
Number of shares issuable | shares																																												1,715				1,715
Stock Issued During Period, Shares, New Issues | shares																								7,143											3,572							858				1,715
Stock Issued During Period, Value, New Issues																								$ 99,500																		$ 53,856				$ 126,600
Share-Based Payment Arrangement, Expense																																																		$ 33,000
Stock Issued During Period, Value, Issued for Services																								$ 1,286
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																							10,001
Consultant [Member] | Consulting Agreement [Member] | Each Qurter Twenty Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																							2,143
Consultant [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consultant fees																											$ 275,000																		$ 15,000
Stock Issued During Period, Shares, New Issues | shares																																													2,041
Stock Issued During Period, Value, New Issues																																													$ 127,622
Monthly consultancy fee																																													$ 10,000
Consultant [Member] | June 15, 2021 Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consultant fees																																															$ 3,500
Number of shares issuable | shares																																															29
Stock Issued During Period, Shares, New Issues | shares																																										100
Stock Issued During Period, Value, New Issues																																										$ 5,747
Consultant [Member] | 2021 Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issuable | shares																																			86
Stock Issued During Period, Value, New Issues																																			$ 4,926
Consultant [Member] | October 1, 2021 Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																										1,286	1,286
Stock Issued During Period, Value, New Issues																																										$ 61,200
Share-Based Payment Arrangement, Expense																																																												136,000	$ 95,200
Consultant [Member] | October 1, 2021 Consulting Agreement [Member] | Six Installments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																											1,786
Consultant [Member] | Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares																								7,143
Consultant [Member] | March IR Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consultant fees																																						$ 11,000
Stock Issued During Period, Shares, New Issues | shares																																						2,000
Stock Issued During Period, Value, New Issues																																						$ 103,600
Share-Based Payment Arrangement, Noncash Expense																																																												$ 84,015
Cash Payment																																$ 5,500
Consultant [Member] | April IR Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																				1,715
Stock Issued During Period, Value, New Issues																																				$ 66,000
Monthly consultancy fee																																				$ 15,000
Consultant [Member] | Services Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues																											141,750
Share-Based Payment Arrangement, Noncash Expense																											$ 100,697
Stock Issued During Period, Shares, Issued for Services | shares																											7,143
Stock Issued During Period, Value, Issued for Services																											$ 195,355
MrJoachim Fuchs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																												429
Stock Issued During Period, Value, New Issues																												$ 8,610
Increase in consultancy fee																												$ 5,000
MrJoachim Fuchs [Member] | Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																					1,286		1,286	1,286
Stock Issued During Period, Value, New Issues																																					$ 38,790
Monthly consultancy fee																																							$ 1,600	₪ 5,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																							options to purchase	options to purchase
Stock Issued During Period, Value, Stock Options Exercised																																							$ 6,015
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																							$ 90,665
Under Written Public [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																													228,572
Two Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares																								715						21,428
Two Consultant [Member] | Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares					1,430	21,428
Stock Issued During Period, Value, Issued for Services																																																			$ 19,919							59,695
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																				50,000
Board of Directors Chairman [Member] | Consulting Agreement [Member] | First Qurter Twenty Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																							3,572
Joachim Fuchs [Member] | Consulting Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																					7,143
Legal Advisors [Member] | Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares				6,123
Stock Issued During Period, Value, Issued for Services												22,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares										4,945
Stock Issued During Period, Value, Restricted Stock Award, Gross												$ 22,500
Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares			26,224
Stock Issued During Period, Value, New Issues																																																										$ 122,988

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).